                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management IV, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell           Palo Alto, California           August 22, 2008
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:            4

Form 13F Information Table Value Total:   $  453,909
                                          (thousands)

                                                                                                Voting
                Title of            Value    Shares/    Sh/ Put/ Invstmt  Other               Authority
Name of Issuer   Class     CUSIP   (x$1000)   PrnAmt    Prn Call Dscretn Managers    Sole       Shared  None
--------------- -------- --------- -------- ----------  --- ---- ------- -------- ----------  --------- ----
eLoyalty Corp.   Common  290151109    3,686    746,068   SH       Sole               746,068       0       0
Netflix, Inc.    Common  64110L106  274,313 10,522,187   SH       Sole            10,522,187       0       0
Nuance
Communications*  Common  67020Y100  123,276  7,867,038*  SH       Sole             7,867,038*      0       0
Techwell, Inc.   Common  8784D101    52,634  4,272,200   SH       Sole             4,272,200       0       0
                                   --------
                         TOTAL     $453,909

*    includes 168,460 shares held in escrow.